Significant Events and Transactions	6 Months Ended
Jun. 30, 2025
Significant Events and Transactions [Abstract]
Significant Events and Transactions
3.	Significant events and transactions

The following significant events and transactions have occurred since December 31, 2024.

Establishment of a new subsidiary

On April 23, 2025, ads-tec Energy Austria GmbH (“ADSE Austria”) was established as a wholly owned subsidiary of ADSE GM. ADSE Austria is focused on the distribution of products and services in the areas of services in the fields of energy management, energy storage, e-mobility, and renewable energies.

Repayment of shareholder loans

ADSE US repaid tranches of the 2023 shareholder loans and shareholder loan plus with a total nominal amount of kEUR 14,357 (kUSD 15,577) and accrued interest of kEUR 1,348 (kUSD 1,528). On April 30, 2025, certain of the loans with a total nominal amount of kUSD 30,000 were amended and restated to extend the maturity date from August 31, 2025 to Augst 31, 2026.

Loans and borrowings

On May 1, 2025, ADSE Holdco, ADSE GM and ADSE US entered into a Securities Purchase Agreement with certain institutional investors, pursuant to which the Company agreed to issue (i) senior secured convertible notes in the aggregate original principal amount of kUSD 53,763 and (ii) warrants to purchase up to an aggregate of 1,116,072 ordinary shares, nominal value of USD 0.0001 per share. Please refer to 4.2.6 Loans and borrowings for further detail.